Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Cash and Cash Equivalents	Cash and cash equivalents at the end of the reporting period as shown in the consolidated statements of financial position and cash flows is comprised of the following:

	December 31, 2019		December 31, 2018
Cash and bank balances	Ps.	31,905	Ps.	31,768
Cash equivalents (see Note 3.5)		33,657		30,279

	Ps.	65,562	Ps.	62,047